Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.1%)
Communication Services (6.3%)
*	Alphabet Inc. Class A	128,900	182,787
*	Alphabet Inc. Class C	106,337	150,319
*	T-Mobile US Inc.	818,837	85,282
	Activision Blizzard Inc.	675,000	51,232
	Walt Disney Co.	456,635	50,919
*	Charter Communications Inc. Class A	43,900	22,391
*	Facebook Inc. Class A	96,100	21,821
*	Electronic Arts Inc.	150,000	19,808
	Comcast Corp. Class A	315,368	12,293
*	Altice USA Inc. Class A	109,400	2,466
	Entercom Communications Corp. Class A	1,200,000	1,656
			600,974
Consumer Discretionary (10.0%)
	Sony Corp. ADR	2,266,700	156,697
*	CarMax Inc.	1,648,400	147,614
	Whirlpool Corp.	965,774	125,097
	TJX Cos. Inc.	1,761,900	89,082
	Ross Stores Inc.	1,018,900	86,851
*	Alibaba Group Holding Ltd. ADR	323,100	69,693
*	Mattel Inc.	6,587,071	63,697
*	Amazon.com Inc.	11,880	32,775
^	Carnival Corp.	1,529,500	25,114
^	Royal Caribbean Cruises Ltd.	475,750	23,930
	Newell Brands Inc.	1,500,000	23,820
*	Tesla Inc.	19,000	20,516
	L Brands Inc.	1,249,900	18,711
	VF Corp.	285,000	17,368
	Marriott International Inc. Class A	200,990	17,231
*	Capri Holdings Ltd.	500,000	7,815
*	Burlington Stores Inc.	39,000	7,680
	Restaurant Brands International Inc.	126,200	6,894
*	Dollar Tree Inc.	61,000	5,654
*,^	Norwegian Cruise Line Holdings Ltd.	257,600	4,232
	McDonald's Corp.	13,100	2,417
	MGM Resorts International	95,000	1,596
*	AutoZone Inc.	455	513
	Las Vegas Sands Corp.	8,400	383
			955,380
Consumer Staples (0.3%)
	Tyson Foods Inc. Class A	230,000	13,733
	Altria Group Inc.	205,324	8,059
*	BJ's Wholesale Club Holdings Inc.	140,000	5,218
			27,010

Energy (1.3%)
	Pioneer Natural Resources Co.	647,523	63,263
	EOG Resources Inc.	394,121	19,966
	Cabot Oil & Gas Corp.	1,110,150	19,072
*	Southwestern Energy Co.	2,400,000	6,144
	Noble Energy Inc.	500,000	4,480
*,^	Transocean Ltd.	1,272,000	2,328
	Cameco Corp.	200,300	2,053
	Hess Corp.	25,000	1,295
	TechnipFMC plc	189,100	1,294
	Schlumberger Ltd.	7,100	131
			120,026
Financials (7.8%)
	JPMorgan Chase & Co.	2,517,766	236,821
	Wells Fargo & Co.	3,770,700	96,530
	Northern Trust Corp.	1,035,050	82,121
	Charles Schwab Corp.	2,147,524	72,458
	Raymond James Financial Inc.	860,500	59,228
	Bank of America Corp.	2,467,459	58,602
	Discover Financial Services	1,084,581	54,327
	Marsh & McLennan Cos. Inc.	419,412	45,032
	US Bancorp	748,300	27,552
	Progressive Corp.	177,800	14,244
	CME Group Inc.	3,250	528
			747,443
Health Care (28.0%)
	Eli Lilly and Co.	2,933,572	481,634
	Amgen Inc.	1,612,550	380,336
	AstraZeneca plc ADR	6,404,700	338,745
*	Biogen Inc.	986,450	263,925
	Novartis AG ADR	2,096,600	183,117
	Thermo Fisher Scientific Inc.	495,300	179,467
*	Boston Scientific Corp.	3,208,200	112,640
	Bristol-Myers Squibb Co.	1,873,600	110,168
	Roche Holding AG	314,088	108,816
*	Elanco Animal Health Inc.	4,790,261	102,751
1	Siemens Healthineers AG	1,109,949	53,353
	CVS Health Corp.	806,900	52,424
*	Illumina Inc.	120,800	44,738
	Abbott Laboratories	457,200	41,802
	Zimmer Biomet Holdings Inc.	338,900	40,451
	Agilent Technologies Inc.	336,400	29,728
	Merck & Co. Inc.	375,000	28,999
	Sanofi ADR	487,500	24,887
*	LivaNova plc	480,420	23,123
*	BioMarin Pharmaceutical Inc.	182,800	22,546
*	Alcon Inc.	381,080	21,843
	Stryker Corp.	47,100	8,487
	Medtronic plc	60,000	5,502
*	IQVIA Holdings Inc.	9,915	1,407
	Cerner Corp.	10,000	685
	UnitedHealth Group Inc.	1,088	321
			2,661,895
Industrials (14.1%)
	Southwest Airlines Co.	8,239,425	281,624
	Siemens AG	1,934,096	228,103

FedEx Corp.	800,100	112,190
* Aecom	2,835,200	106,547
Jacobs Engineering Group Inc.	1,020,355	86,526
United Parcel Service Inc. Class B	679,800	75,580
* Airbus SE	878,950	62,980
* United Airlines Holdings Inc.	1,606,500	55,601
Caterpillar Inc.	410,300	51,903
TransDigm Group Inc.	85,150	37,641
Delta Air Lines Inc.	1,290,800	36,207
^ American Airlines Group Inc.	2,637,700	34,475
Union Pacific Corp.	194,900	32,952
General Dynamics Corp.	206,670	30,889
Textron Inc.	671,400	22,096
Raytheon Technologies Corp.	264,000	16,268
AMETEK Inc.	147,090	13,145
IDEX Corp.	75,000	11,853
Deere & Co.	58,500	9,193
Carrier Global Corp.	344,000	7,644
CSX Corp.	103,200	7,197
Otis Worldwide Corp.	122,000	6,937
L3Harris Technologies Inc.	34,000	5,769
Rockwell Automation Inc.	26,500	5,644
Pentair plc	96,800	3,677
Boeing Co.	12,850	2,355
		1,344,996
Information Technology (27.2%)
Microsoft Corp.	1,657,850	337,389
Texas Instruments Inc.	2,401,000	304,855
KLA Corp.	1,054,500	205,079
Intel Corp.	2,735,300	163,653
QUALCOMM Inc.	1,693,080	154,426
ASML Holding NV	349,175	128,507
* Adobe Inc.	256,700	111,744
Telefonaktiebolaget LM Ericsson ADR	11,940,100	111,043
* Flex Ltd.	9,948,100	101,968
* Micron Technology Inc.	1,848,200	95,219
NetApp Inc.	2,042,400	90,621
Applied Materials Inc.	1,420,700	85,881
Hewlett Packard Enterprise Co.	7,642,667	74,363
Intuit Inc.	246,125	72,900
* PayPal Holdings Inc.	378,100	65,876
HP Inc.	3,677,223	64,094
Analog Devices Inc.	490,200	60,118
Cisco Systems Inc.	1,223,500	57,064
Visa Inc. Class A	265,400	51,267
* Keysight Technologies Inc.	385,800	38,881
NVIDIA Corp.	96,500	36,661
Apple Inc.	100,000	36,480
Oracle Corp.	641,000	35,428
Corning Inc.	1,151,300	29,819
^ Nokia Oyj ADR	4,378,800	19,267
Teradyne Inc.	152,000	12,846
Perspecta Inc.	400,276	9,299
Mastercard Inc. Class A	29,000	8,575
* BlackBerry Ltd.	1,448,200	7,082
Science Applications International Corp.	80,000	6,214
Western Digital Corp.	79,000	3,488

DXC Technology Co.		180,900	2,985
Micro Focus International plc ADR		390,000	2,137
			2,585,229
Materials (1.1%)
Albemarle Corp.		688,565	53,164
DuPont de Nemours Inc.		373,733	19,857
Dow Inc.		414,533	16,896
Corteva Inc.		366,000	9,805
Greif Inc. Class B		33,000	1,380
			101,102
Real Estate (0.0%)
Alexandria Real Estate Equities Inc.		5,100	828
American Homes 4 Rent Class A		6,700	180
			1,008
Total Common Stocks (Cost $5,028,555)			9,145,063
	Coupon
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
2,3 Vanguard Market Liquidity Fund (Cost
$415,763)	0.227%	4,158,716	415,871
Total Investments (100.5%) (Cost $5,444,318)			9,560,934
Other Assets and Liabilities -Net (-0.5%)			(51,358)
Net Assets (100%)			9,509,576
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $50,729,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of this security represented 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

PRIMECAP Core Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	8,691,810	453,253	—	9,145,063
Temporary Cash Investments	415,871	—	—	415,871
Total	9,107,681	453,253	—	9,560,934